Organization and Significant Accounting Policies - Schedule of Disaggregates Revenues From Contracts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 3,155,671	$ 3,785,063	$ 3,707,628
Sales Revenues [Member]
Total revenues	2,060,593	1,954,705	1,857,004
Sales Revenues [Member] | Sales brand-centric services [Member]
Total revenues	1,204,240	1,209,480	1,177,989
Sales Revenues [Member] | Sales Retail Services
Total revenues	856,353	745,225	679,015
Marketing [Member]
Total revenues	1,095,078	1,830,358	1,850,624
Marketing [Member] | Marketing brand-centric services [Member]
Total revenues	429,200	474,928	424,373
Marketing [Member] | Marketing Retail Services
Total revenues	$ 665,878	$ 1,355,430	$ 1,426,251